                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09835
                                                      ---------

                            Capital Growth Portfolio
                            ------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                December 31, 2004
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[[NOTE: INSERT SHAREHOLDER REPORT(S) HERE]]

CAPITAL GROWTH PORTFOLIO AS OF DECEMBER 31, 2004
PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 94.5%

SECURITY                                               SHARES        VALUE
----------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 1.2%

Precision Castparts Corp.                                   18,000   $   1,182,240
----------------------------------------------------------------------------------
                                                                     $   1,182,240
----------------------------------------------------------------------------------

BIOTECH -- 0.1%

Pharmion Corp.(1)                                            1,400   $      59,094
----------------------------------------------------------------------------------
                                                                     $      59,094
----------------------------------------------------------------------------------

BROADCASTING AND CABLE -- 1.0%

Central European Media Enterprises Ltd.(1)                  26,000   $   1,013,532
----------------------------------------------------------------------------------
                                                                     $   1,013,532
----------------------------------------------------------------------------------

BUILDING MATERIALS -- 1.0%

Eagle Materials, Inc.                                       12,500   $   1,079,375
----------------------------------------------------------------------------------
                                                                     $   1,079,375
----------------------------------------------------------------------------------

BUSINESS SERVICES -- 6.4%

CheckFree Corp.(1)                                          33,200   $   1,264,256
Greenfield Online, Inc.(1)                                  14,779         324,990
Housevalues, Inc.(1)                                        35,300         530,206
Intersections, Inc.(1)                                      61,016       1,052,526
Sirva, Inc.(1)                                              62,900       1,208,938
Sotheby's Holdings, Inc.(1)                                114,000       2,070,240
ZipRealty, Inc.(1)                                           7,000         125,090
----------------------------------------------------------------------------------
                                                                     $   6,576,246
----------------------------------------------------------------------------------

CASINOS AND GAMING -- 4.7%

Las Vegas Sands Corp.(1)                                       700   $      33,579
Mikohn Gaming Corp.(1)                                     100,000       1,022,000
WMS Industries, Inc.(1)                                    112,500       3,773,250
----------------------------------------------------------------------------------
                                                                     $   4,828,829
----------------------------------------------------------------------------------

COMMERCIAL BANKS -- 1.0%

Commerce Bancorp, Inc.                                      16,500   $   1,062,600
----------------------------------------------------------------------------------
                                                                     $   1,062,600
----------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES -- 7.0%

Cognizant Technology Solutions Corp.(1)                     40,000   $   1,693,200
Kanbay International, Inc.(1)                              108,621       3,399,837
Ness Technologies, Inc.(1)                                  64,330         958,517
RADWARE, Ltd.(1)                                            22,500   $     587,925
Salesforce.com, Inc.(1)                                      1,400          23,716
VERITAS Software Corp.(1)                                   16,000         456,800
----------------------------------------------------------------------------------
                                                                     $   7,119,995
----------------------------------------------------------------------------------
COMPUTERS AND BUSINESS EQUIPMENT -- 1.0%
Apple Computer, Inc.(1)                                      9,000   $     579,600
Dell, Inc.(1)                                               11,000         463,540
----------------------------------------------------------------------------------
                                                                     $   1,043,140
----------------------------------------------------------------------------------

DISTRIBUTION/WHOLESALE -- 0.5%

Central European Distribution Corp.(1)                      19,125   $     564,953
----------------------------------------------------------------------------------
                                                                     $     564,953
----------------------------------------------------------------------------------

EDUCATION -- 2.7%

EVCI Career Colleges Holding Corp.(1)                       78,900   $     754,284
ITT Educational Services, Inc.(1)                           11,000         523,050
Laureate Education, Inc.(1)                                 34,400       1,516,696
----------------------------------------------------------------------------------
                                                                     $   2,794,030
----------------------------------------------------------------------------------

ELECTRONICS-SEMICONDUCTORS -- 8.6%

Leadis Technology, Inc.(1)                                  45,000   $     479,250
LSI Logic Corp.(1)                                         170,000         931,600
Monolithic Power Systems, Inc.(1)                           23,800         221,340
NVIDIA Corp.(1)                                            279,000       6,573,240
Standard Microsystems Corp.(1)                              32,000         570,560
----------------------------------------------------------------------------------
                                                                     $   8,775,990
----------------------------------------------------------------------------------

ENERGY SERVICES -- 0.4%

Ormat Technologies, Inc.(1)                                 26,000   $     423,280
----------------------------------------------------------------------------------
                                                                     $     423,280
----------------------------------------------------------------------------------

FINANCIAL SERVICES -- 3.0%

Advance America Cash Advance Centers, Inc.(1)               11,776   $     269,670
Calamos Asset Management, Inc.(1)                           14,900         402,300
Coinstar, Inc.(1)                                           82,500       2,213,475
MarketAxess Holdings, Inc.(1)                                8,700         147,987
----------------------------------------------------------------------------------
                                                                     $   3,033,432
----------------------------------------------------------------------------------

FINANCIAL SERVICES-CREDIT CARDS -- 1.8%

Capital One Financial Corp.                                 11,000   $     926,310

                        SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                               SHARES        VALUE
----------------------------------------------------------------------------------
FINANCIAL SERVICES-CREDIT CARDS (CONTINUED)

Providian Financial Corp.(1)                                54,000   $     889,380
----------------------------------------------------------------------------------
                                                                     $   1,815,690
----------------------------------------------------------------------------------

FINANCIAL SERVICES-MISCELLANEOUS -- 0.8%

Student Loan Corp., (The)                                    4,600   $     846,400
----------------------------------------------------------------------------------
                                                                     $     846,400
----------------------------------------------------------------------------------

GENERIC DRUGS -- 4.0%

Taro Pharmaceutical Industries, Ltd.(1)                    119,000   $   4,049,570
----------------------------------------------------------------------------------
                                                                     $   4,049,570
----------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 0.7%

American Healthways, Inc.(1)                                13,000   $     429,520
Odyssey Healthcare, Inc.(1)                                 25,000         342,000
----------------------------------------------------------------------------------
                                                                     $     771,520
----------------------------------------------------------------------------------

INSURANCE -- 4.4%

PMI Group, Inc., (The)                                      44,000   $   1,837,000
Radian Group, Inc.                                          40,000       2,129,600
Triad Guaranty, Inc.(1)                                      8,700         526,176
----------------------------------------------------------------------------------
                                                                     $   4,492,776
----------------------------------------------------------------------------------

INTERNET CONTENT-ENTERTAINMENT -- 3.0%

Ask Jeeves, Inc.(1)                                         62,105   $   1,661,309
PlanetOut, Inc.(1)                                         101,400       1,379,040
----------------------------------------------------------------------------------
                                                                     $   3,040,349
----------------------------------------------------------------------------------

INTERNET SERVICES -- 3.5%

Arbinet - Thexchange, Inc.(1)                                7,800   $     193,830
Ariba, Inc.(1)                                              62,122       1,031,225
IAC/InterActiveCorp(1)                                      35,000         966,700
Seebeyond Technology Corp.(1)                              130,000         465,400
Shopping.com Ltd.(1)                                         3,100          87,575
Tom Online, Inc. ADR(1)                                     57,000         869,820
----------------------------------------------------------------------------------
                                                                     $   3,614,550
----------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 2.0%

Align Technology, Inc.(1)                                   80,000   $     860,000
EPIX Pharmaceuticals, Inc.(1)                               46,000         823,860
I-Flow Corp.(1)                                             21,387         389,885
----------------------------------------------------------------------------------
                                                                     $   2,073,745
----------------------------------------------------------------------------------

METAL PROCESSORS & FABRICATOR -- 1.7%

GrafTech International Ltd.(1)                              90,000   $     851,400
United States Steel Corp.                                   17,000         871,250
----------------------------------------------------------------------------------
                                                                     $   1,722,650
----------------------------------------------------------------------------------

MINING -- 2.1%

Bema Gold Corp.(1)                                         325,000   $     994,500
Gammon Lake Resources, Inc.(1)                              36,000         192,240
Ivanhoe Mines Ltd.(1)                                      130,000         937,300
----------------------------------------------------------------------------------
                                                                     $   2,124,040
----------------------------------------------------------------------------------

OIL AND GAS-EQUIPMENT AND SERVICES -- 1.4%

Halliburton Co.                                             11,000   $     431,640
Input/Output, Inc.(1)                                      110,000         972,400
----------------------------------------------------------------------------------
                                                                     $   1,404,040
----------------------------------------------------------------------------------

OIL AND GAS-EXPLORATION AND PRODUCTION -- 2.3%

Harvest Natural Resources, Inc.(1)                         110,000   $   1,899,700
Niko Resources Ltd.                                          6,000         252,740
Williams Co., Inc. (The)                                    15,000         244,350
----------------------------------------------------------------------------------
                                                                     $   2,396,790
----------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 3.9%

Estee Lauder Cos., Inc. (The), Class A                      19,000   $     869,630
Gillette Co. (The)                                          69,000       3,089,820
----------------------------------------------------------------------------------
                                                                     $   3,959,450
----------------------------------------------------------------------------------

PHARMACEUTICALS -- 4.0%

American Pharmaceutical Partners, Inc.(1)                   63,000   $   2,356,830
Flamel Technologies S.A. ADR(1)                             48,000         935,520
Ligand Pharmaceuticals, Inc., Class B(1)                    71,000         826,440
----------------------------------------------------------------------------------
                                                                     $   4,118,790
----------------------------------------------------------------------------------

RETAIL-FOOD AND DRUG -- 3.7%

CVS Corp.                                                   44,000   $   1,983,080
NBTY, Inc.(1)                                               15,000         360,150
Walgreen Co.                                                37,000       1,419,690
----------------------------------------------------------------------------------
                                                                     $   3,762,920
----------------------------------------------------------------------------------

RETAIL-SPECIALTY -- 1.3%

Tweeter Home Entertainment Group, Inc.(1)                  190,000   $   1,301,500
----------------------------------------------------------------------------------
                                                                     $   1,301,500
----------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                               SHARES        VALUE
----------------------------------------------------------------------------------
SEMICONDUCTORS -- 1.7%

Atheros Communications, Inc.(1)                            166,000   $   1,701,500
----------------------------------------------------------------------------------
                                                                     $   1,701,500
----------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT -- 1.0%

ECI Telecom Ltd.(1)                                         70,000   $     571,830
Sierra Wireless, Inc.(1)                                    23,000         406,640
----------------------------------------------------------------------------------
                                                                     $     978,470
----------------------------------------------------------------------------------

TELEPHONE-INTEGRATED -- 2.0%

Citizens Communications Co.                                150,000   $   2,068,500
----------------------------------------------------------------------------------
                                                                     $   2,068,500
----------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 9.2%

NII Holdings, Inc., Class B(1)                              95,000   $   4,507,750
NTL, Inc.(1)                                                19,831       1,446,870
Research in Motion Ltd.(1)                                  42,600       3,511,092
----------------------------------------------------------------------------------
                                                                     $   9,465,712
----------------------------------------------------------------------------------

WIRELESS COMMUNICATIONS -- 1.4%

America Movil S.A. de C.V. ADR                              28,000   $   1,465,800
----------------------------------------------------------------------------------
                                                                     $   1,465,800
----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $74,479,431)                                     $  96,731,498
----------------------------------------------------------------------------------

COMMERCIAL PAPER -- 3.8%

                                                   PRINCIPAL
                                                   AMOUNT
SECURITY                                           (000'S OMITTED)   VALUE
----------------------------------------------------------------------------------
General Electric Capital Corp., 1.95%, 1/3/05      $         3,877   $   3,876,580
----------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
   (AT AMORTIZED COST, $3,876,580)                                   $   3,876,580
----------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.0%

                                                   PRINCIPAL
                                                   AMOUNT
SECURITY                                           (000'S OMITTED)   VALUE
----------------------------------------------------------------------------------
Investors Bank and Trust Company
Time Deposit, 2.25%, 1/3/05                        $         2,043   $   2,043,000
----------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $2,043,000)                                   $   2,043,000
----------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.3%
   (IDENTIFIED COST $80,399,011)                                     $ 102,651,078
----------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (0.3)%                             $    (331,615)
----------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                 $ 102,319,463
----------------------------------------------------------------------------------

ADR - AMERICAN DEPOSITORY RECEIPT

(1)  NON-INCOME PRODUCING SECURITY.

                        SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF DECEMBER 31, 2004

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2004

ASSETS

Investments, at value (identified cost, $80,399,011)                     $    102,651,078
Interest and dividends receivable                                                  50,149
Tax reclaim receivable                                                              2,400
-----------------------------------------------------------------------------------------
TOTAL ASSETS                                                             $    102,703,627
-----------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                        $        311,491
Payable to affiliate for Trustees' fees                                             1,805
Due to bank                                                                        53,897
Accrued expenses                                                                   16,971
-----------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        $        384,164
-----------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                $    102,319,463
-----------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                  $     80,067,394
Net unrealized appreciation (computed on the basis of identified cost)         22,252,069
-----------------------------------------------------------------------------------------
TOTAL                                                                    $    102,319,463
-----------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED

DECEMBER 31, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $1,794)                                 $        568,277
Interest                                                                           37,247
-----------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  $        605,524
-----------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                   $        544,679
Trustees' fees and expenses                                                         6,354
Custodian fee                                                                      75,544
Legal and accounting services                                                      38,681
Interest expense                                                                    6,903
Miscellaneous                                                                       2,827
-----------------------------------------------------------------------------------------
TOTAL EXPENSES                                                           $        674,988
-----------------------------------------------------------------------------------------
Deduct --
   Reduction of investment adviser fee                                   $          3,372
-----------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                 $          3,372
-----------------------------------------------------------------------------------------

NET EXPENSES                                                             $        671,616
-----------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                      $        (66,092)
-----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                       $      5,446,468
   Disposal of investments purchased which did not meet the
      Portfolio's investment guidelines                                                --
   Foreign currency transactions                                                   10,392
-----------------------------------------------------------------------------------------
NET REALIZED GAIN                                                        $      5,456,860
-----------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                   $      7,508,378
   Foreign currency                                                                     2
-----------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                     $      7,508,380
-----------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                         $     12,965,240
-----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                               $     12,899,148
-----------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                     YEAR ENDED              YEAR ENDED
                                                     DECEMBER 31, 2004       DECEMBER 31, 2003
----------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS

From operations --
   Net investment loss                               $         (66,092)      $        (580,263)
   Net realized gain from
      investment and foreign
      currency transactions                                  5,456,860              26,770,540
   Net change in unrealized
      appreciation (depreciation) from
      investments and foreign currency                       7,508,380               9,923,625
----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $      12,899,148       $      36,113,902
----------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                     $       9,272,568       $      10,782,367
   Withdrawals                                              (8,047,612)            (80,032,655)
----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                              $       1,224,956       $     (69,250,288)
----------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                $      14,124,104       $     (33,136,386)
----------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                 $      88,195,359       $     121,331,745
----------------------------------------------------------------------------------------------
AT END OF YEAR                                       $     102,319,463       $      88,195,359
----------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SUPPLEMENTARY DATA

                                                                                YEAR ENDED DECEMBER 31,
                                                       -------------------------------------------------------------------------
                                                          2004              2003           2002           2001          2000(1)
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                  0.77%+*           0.73%          0.74%          0.73%          0.72%(3)
Net investment income (loss)                                (0.08)%+          (0.45)%        (0.43)%        (0.08)%         0.29%(3)
Portfolio Turnover                                            213%              240%           231%           264%           271%
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                             14.79%(4)         31.99%        (25.17)%        (7.47)%           --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                $  102,319        $   88,195     $  121,332     $  169,318     $  171,126
--------------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, March 7, 2000, to December 31, 2000.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

(3)  Annualized.

(4) The net realized gain on disposal of investments purchased which did not meet the Portfolio's investment guidelines had no effect on total return.

+ The expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been the same.

*    Includes interest expense of less than .01%.

                        SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF DECEMBER 31, 2004

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Capital Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve long-term growth of capital by investing in a portfolio consisting of common stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2004, the Eaton Vance Balanced Fund held a 74.4% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

   C INCOME TAXES -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   D USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   E FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   F INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   G EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2004, no credit balances were used to reduce the Portfolio's custodian fee.

   H OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% per annum) of the Portfolio's average daily net assets up to and including $170 million and 1/24 of 1% (0.50% per annum) of average daily net assets over $170 million. For the year ended December 31, 2004, the fee was equivalent to 0.625% of the Portfolio's average net assets for such period and amounted to $544,679. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2004, no significant amounts have been deferred. Effective May 1, 2004, BMR has agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions that is consideration for third-party research services. For the year ended December 31, 2004, BMR waived $3,372 of its advisory fee. For the year ended December 31, 2004, EVM reimbursed the Portfolio $3,942 for a net loss realized, on the disposal of investments which did not meet the Portfolio's prospectus guidelines.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $183,153,181 and $185,003,027, respectively, for the year ended December 31, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal tax income tax basis, were as follows:

   AGGREGATE COST                                                           $     80,617,037
   -----------------------------------------------------------------------------------------
   Gross unrealized appreciation                                            $     23,016,837
   Gross unrealized depreciation                                                    (982,796)
   -----------------------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                              $     22,034,041
   -----------------------------------------------------------------------------------------

   The net unrealized appreciation on foreign currency is $2.

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the year ended December 31, 2004, was $431,421 and the average interest rate was 1.60%

6  OVERDRAFT ADVANCES

   Pursuant to the custodian agreement between the Portfolio and IBT, IBT may in its discretion advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft by the Portfolio, the Portfolio is obligated to repay IBT at the current rate of interest charged by IBT for secured loans (currently a rate above the federal funds rate). This obligation is payable on demand to IBT. IBT has a lien on the Portfolio's assets to the extent of any overdraft. At December 31, 2004, the Portfolio's payment due to IBT pursuant to the foregoing arrangement was $53,897.

CAPITAL GROWTH PORTFOLIO AS OF DECEMBER 31, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE TRUSTEES AND INVESTORS OF CAPITAL GROWTH PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Capital Growth Portfolio (the "Portfolio") at December 31, 2004, and the results of its operations, the changes in its net assets and the supplementary data for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 2005

EATON VANCE BALANCED FUND
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Capital Growth Portfolio (CGP), Investment Grade Income Portfolio
(IGIP) and Large-Cap Value Portfolio (LCVP) (the Portfolios) are responsible for the overall management and supervision of the Trust's and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolios, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Fox" refers to Fox Asset Management LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolios' placement agent and a wholly-owned subsidiary of EVM. Fox is a majority owned subsidiary of EVC.

                           POSITION(S)          TERM OF                               NUMBER OF PORTFOLIOS
                            WITH THE          OFFICE AND                                 IN FUND COMPLEX
       NAME AND             TRUST AND          LENGTH OF      PRINCIPAL OCCUPATION(S)    OVERSEEN BY
    DATE OF BIRTH         THE PORTFOLIOS        SERVICE       DURING PAST FIVE YEARS       TRUSTEE(1)      OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
James B. Hawkes              Trustee     Trustee of the Trust Chairman, President and          195             Director of EVC
11/9/41                                  since 1989; of LCVP  Chief Executive Officer
                                         since 1992; of CGP   of BMR, EVC, EVM and
                                         and IGIP since 2000  EV; Director of EV;
                                                              Vice President and
                                                              Director of EVD.
                                                              Trustee and/or officer
                                                              of 195 registered
                                                              investment companies in
                                                              the Eaton Vance Fund
                                                              Complex. Mr. Hawkes is
                                                              an interested person
                                                              because of his
                                                              positions with BMR,
                                                              EVM, EVC and EV, which
                                                              are affiliates of the
                                                              Fund and the
                                                              Portfolios.

NONINTERESTED TRUSTEE(S)
Samuel L. Hayes, III     Chairman of the Trustee of the Trust Jacob H. Schiff                  195            Director of Tiffany
2/23/35                     Board and      since 1989 and     Professor of Investment                          & Co. (specialty
                             Trustee       Chairman of the    Banking Emeritus,                                 retailer) and
                                         Board since 2005; of Harvard University                                 Telect, Inc.
                                         LCVP since 1992; of  Graduate School of                              (telecommunication
                                         CGP and IGIP since   Business Administration.                         services company)
                                                2000

William H. Park              Trustee         Since 2003       President and Chief              195                   None
9/19/47                                                       Executive Officer,
                                                              Prizm Capital
                                                              Management, LLC
                                                              (investment management
                                                              firm) (since 2002).
                                                              Executive Vice
                                                              President and Chief
                                                              Financial Officer,
                                                              United Asset Management
                                                              Corporation ( a holding
                                                              company owning
                                                              institutional
                                                              investment management
                                                              firms) (1982-2001).

Ronald A. Pearlman           Trustee         Since 2003       Professor of Law,                195                   None
7/10/40                                                       Georgetown University
                                                              Law Center (since
                                                              1999). Tax Partner,
                                                              Covington & Burling,
                                                              Washington, DC
                                                              (1991-2000).

Norton H. Reamer             Trustee     Trustee of the Trust President, Chief                 195                   None
9/21/35                                  since 1989; of LCVP  Executive Officer and a
                                          since 1993; of CGP  Director of Asset
                                         and IGIP since 2000  Management Finance
                                                              Corp. (a specialty
                                                              finance company serving
                                                              the investment
                                                              management industry)
                                                              (since October 2003).
                                                              President, Unicorn
                                                              Corporation (an
                                                              investment and
                                                              financial advisory
                                                              services company)
                                                              (since September 2000).
                                                              Formerly, Chairman and
                                                              Chief Operating
                                                              Officer, Hellman,
                                                              Jordan Management Co.,
                                                              Inc. (an investment
                                                              management company)
                                                              (2000-2003). Formerly,
                                                              Advisory Director of
                                                              Berkshire Capital
                                                              Corporation (investment
                                                              banking firm)
                                                              (2002-2003). Formerly
                                                              Chairman of the Board,
                                                              United Asset Management
                                                              Corporation (a holding
                                                              company owning
                                                              institutional
                                                              investment management
                                                              firms) and Chairman,
                                                              President and Director,
                                                              UAM Funds (mutual
                                                              funds) (1980-2000).

                           POSITION(S)          TERM OF                                NUMBER OF PORTFOLIOS
                            WITH THE          OFFICE AND                                  IN FUND COMPLEX
       NAME AND             TRUST AND          LENGTH OF       PRINCIPAL OCCUPATION(S)    OVERSEEN BY
    DATE OF BIRTH         THE PORTFOLIOS        SERVICE        DURING PAST FIVE YEARS       TRUSTEE(1)      OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)
Lynn A. Stout                Trustee     Trustee of the Trust  Professor of Law,                195                   None
9/14/57                                  and LCVP since 1998;  University of
                                           of CGP and IGIP     California at Los
                                              since 2000       Angeles School of Law
                                                               (since July 2001).
                                                               Formerly, Professor of
                                                               Law, Georgetown
                                                               University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                               POSITION(S)                 TERM OF
                                WITH THE                 OFFICE AND
  NAME AND                      TRUST AND                 LENGTH OF                PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                THE PORTFOLIOS                SERVICE                 DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.      President of the Trust          Since 2002             Executive Vice President of
5/31/58                                                                         EVM, BMR, EVC and EV; Chief
                                                                                Investment Officer of EVM and
                                                                                BMR and Director of EVC. Chief
                                                                                Executive Officer of Belair
                                                                                Capital Fund LLC, Belcrest
                                                                                Capital Fund LLC, Belmar
                                                                                Capital Fund LLC, Belport
                                                                                Capital Fund LLC and Belrose
                                                                                Capital Fund LLC (private
                                                                                investment companies sponsored
                                                                                by EVM). Officer of 59
                                                                                registered investment
                                                                                companies managed by EVM or
                                                                                BMR.

Arieh Coll               Vice President of CGP           Since 2000             Vice President of EVM and BMR.
11/9/63                                                                         Officer of 6 registered
                                                                                investment companies managed
                                                                                by EVM or BMR.

Elizabeth S. Kenyon        President of IGIP            Since 2002(2)           Vice President of EVM and BMR.
9/8/59                                                                          Officer of 2 registered
                                                                                investment companies managed
                                                                                by EVM or BMR.

Duke E. Laflamme           Vice President of             Since 2001             Vice President of EVM and BMR.
7/8/69                         the Trust                                        Officer of 11 registered
                                                                                investment companies managed
                                                                                by EVM or BMR.

Thomas H. Luster         Vice President of the           Since 2002             Vice President of EVM and BMR.
4/8/62                     Trust and of IGIP                                    Officer of 16 registered
                                                                                investment companies managed
                                                                                by EVM or BMR.

Michael R. Mach          Vice President of LCVP          Since 1999             Vice President of EVM and BMR.
7/15/47                                                                         Officer of 29 registered
                                                                                investment companies managed
                                                                                by EVM or BMR.

George C. Pierides         Vice President of             Since 2004             Senior Managing Director of
12/26/57                       the Trust                                        Fox. Officer of 12 registered
                                                                                investment companies managed
                                                                                by EVM or BMR.

Duncan W. Richardson        President of CGP             Since 2002             Senior Vice President and
10/26/57                        and LCVP                                        Chief Equity Investment
                                                                                Officer of EVM and BMR.
                                                                                Officer of 46 registered
                                                                                investment companies managed
                                                                                by EVM or BMR.

William J. Austin, Jr.        Treasurer of              Since 2002(2)           Vice President of EVM and BMR.
12/27/51                     the Portfolios                                     Officer of 53 registered
                                                                                investment companies managed
                                                                                by EVM or BMR.

Alan R. Dynner                 Secretary         Secretary of the Trust and     Vice President, Secretary and
10/10/40                                         LCVP since 1997; of CGP and    Chief Legal Officer of BMR,
                                                    IGIP since 2000             EVM, EVD, EV and EVC. Officer
                                                                                of 195 registered investment
                                                                                companies managed by EVM or
                                                                                BMR.

James L. O'Connor        Treasurer of the Trust          Since 1989             Vice President of BMR, EVM and
4/1/45                                                                          EVD. Officer of 117 registered
                                                                                investment companies managed
                                                                                by EVM or BMR.

Paul M. O'Neil                   Chief                   Since 2004             Vice President of EVM and BMR.
7/11/53                    Compliance Officer                                   Officer of 195 registered
                                                                                investment companies managed
                                                                                by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Ms. Kenyon served as Vice President of the IGIP since 2001 and Mr. Austin served as Assistant Treasurer of the LCVP since 1993 and the CGP and IGIP since 2000.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolios and can be obtained without charge by calling 1-800-225-6265.

ITEM 2.  CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended December 31, 2003, and December 31, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

FISCAL YEARS ENDED                                    12/31/03          12/31/04
--------------------------------------------------------------------------------
Audit Fees                                          $   29,375        $   32,175

Audit-Related Fees(1)                               $        0        $        0

Tax Fees(2)                                         $    6,825        $    8,325

All Other Fees(3)                                   $        0        $        0
                                                    ----------        ----------

Total                                               $   36,200        $   40,500
                                                    ==========        ==========

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f)  Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the registrant's fiscal year ended December 31, 2003 and December 31, 2004; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant's principal accountant for the last two fiscal years of the registrant.

FISCAL YEARS ENDED                                    12/31/03          12/31/04
--------------------------------------------------------------------------------
Registrant                                          $    6,825        $    8,325

Eaton Vance (1)                                     $        0        $   84,490

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (i)sufficient background information concerning the candidate, INCLUDING EVIDENCE THE CANDIDATE IS WILLING TO SERVE AS AN INDEPENDENT TRUSTEE IF SELECTED FOR THE POSITION; AND (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations IN WRITING to the attention of the Governance Committee, c/o the Secretary of the Fund. THE SECRETARY SHALL RETAIN COPIES OF ANY SHAREHOLDER RECOMMENDATIONS WHICH MEET THE FOREGOING REQUIREMENTS FOR A PERIOD OF NOT MORE THAN 12 MONTHS FOLLOWING RECEIPT. THE SECRETARY SHALL HAVE NO OBLIGATION TO ACKNOWLEDGE RECEIPT OF ANY SHAREHOLDER RECOMMENDATIONS

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROWTH PORTFOLIO

By:  /s/ Duncan W. Richardson
     -----------------------
     Duncan W. Richardson
     President


Date:        February 16, 2005
             -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ William J. Austin, Jr.
     --------------------------
     William J. Austin, Jr.
     Treasurer


Date:  February 16, 2005
       -----------------


By:  /s/ Duncan W. Richardson
     ------------------------
     Duncan W. Richardson
     President


Date:        February 16, 2005
             -----------------